Document and Entity Information	Sep. 03, 2026
Cover [Abstract]
Entity Registrant Name	AMBARELLA INC
Amendment Flag	false
Entity Central Index Key	0001280263
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Incorporation State Country Code	E9
Entity File Number	001-35667
Entity Tax Identification Number	98-0459628
Entity Address, Address Line One	3001 Tasman Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	734-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.00045 par value
Trading Symbol	AMBA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false